Drinker Biddle & Reath LLP

191 N. Wacker Dr., Ste. 3700

Chicago, IL 60606-1698

www.drinkerbiddle.com

February 28, 2019

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Cliffwater Corporate Lending Fund (Registration Nos. 811-23333, 333-224044); (the “Fund”)

Ladies and Gentlemen:

Filed herewith electronically via EDGAR is an amendment to the registration statement of the Fund on Form N-2 (the “Registration Statement”). The Registration Statement is being filed pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended, and the applicable rules thereunder. The purpose of this amendment is to respond to the Staff’s comments on the Registration Statement on Form N-2 filed on September 28, 2018 and to complete various parts of the Fund’s disclosure.

I note for the Staff’s attention a difference in the presentation within the Fund’s financial statements of the Fund’s Expense Limitation and Reimbursement Agreement (the “Expense Limit”) from the terms of the Expense Limit filed as Exhibit (k)(2). The financial statements in Appendix B present the Expense Limit as limiting the Fund’s total annual expenses to 2.50% of the average daily net assets of Class A Shares and Class I Shares (see Note 4 on page B-9). At the time the financial statements were issued on January 11, 2019, this was correct. Since that time, the Fund and the investment adviser determined to reduce the Expense Limit to 2.25% of the average daily net assets of Class A Shares and Class I Shares, which is accurately presented in the Prospectus, Statement of Additional Information and Exhibit (k)(2) to the Registration Statement.

Questions and comments may be directed to the undersigned at (312) 569-1109 or, in my absence, to Joshua B. Deringer at (215) 988-2959.

Very truly yours,

/s/ Benjamin D. McCulloch
Benjamin D. McCulloch